Related party balances and transactions (Details 2) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Total		¥ 28,728	$ 4,179	¥ 62,900
Key management and their immediate family members
Related Party Transaction [Line Items]
Total	[1]	7,626	1,109	30,701
Mr. Hong Yao
Related Party Transaction [Line Items]
Total	[1]	950	138	4,335
Zhejiang Zhongbo Finance Lease Co., Ltd.
Related Party Transaction [Line Items]
Total	[2]	9,471	1,379	0
Chunan Wangqi Financial Information Advisory Services Partnership (GP)
Related Party Transaction [Line Items]
Total		1,806	263	0
Chunan Wangzhi Financial Information Advisory Services Partnership (GP)
Related Party Transaction [Line Items]
Total		1,290	188	0
Chunan Wangqun Financial Information Advisory Services Partnership (GP)
Related Party Transaction [Line Items]
Total		1,110	161	0
Other related service center operation partners
Related Party Transaction [Line Items]
Total		4,833	703	0
Hangzhou Ruituo Technology Co., Ltd.
Related Party Transaction [Line Items]
Total		714	104	10,139
Beijing Lezhihui Technology Co., Ltd.
Related Party Transaction [Line Items]
Total		275	40	2,921
Chunan Wangcai Information Advisory Services Company
Related Party Transaction [Line Items]
Total		0	0	6,233
Chunan Wencai Information Advisory Services Company
Related Party Transaction [Line Items]
Total		0	0	5,718
Others
Related Party Transaction [Line Items]
Total		¥ 653	$ 94	¥ 2,853

[1]	The balance mainly represents investment balance due to related parties who are also investors on the platform.
[2]	The balance represents account balance of Zhongbo on the platform which is borrowed from the Company and used for the advances to borrowers of certain type of loan product of the Company.